Employee Benefits - Health Care Cost Trend Rates (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Healthcare cost trend rate assumed for next year	7.00%	6.50%	6.00%
Rate to which cost trend rate gradually declines	4.50%	4.50%	4.50%